Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 16, 2011	Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	DELTRON, INC.
Document Type	10-K
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Central Index Key	0001345913
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding		33,641,087
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Public Float			$ 5,251,310.82